Fair Value (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities at fair value on a recurring basis

		Quoted Prices in Active	Significant	Significant
		Markets for Identical	Other Observable	Unobservable
		Items	Inputs	Inputs
Balance at September 30, 2012	Total	(Level 1)	(Level 2)	(Level 3)
Common stock warrant liability	$1,594,323	$-	$-	$1,594,323

Schedule of liabilities measured at fair value on a recurring basis using significant unobservable inputs

Fair Value
Measurement Using
Significant
Common stock warrant liability	Unobservable Inputs

Beginning of period - January 1, 2012	$5,320,990

Change in fair value of common stock warrants	(3,726,667)

Fair value of common stock warrant liability at September 30, 2012	$1,594,323